SUPPLEMENT

DATED DECEMBER 24, 2009

TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Hartford Advisers HLS Fund	Hartford Index HLS Fund
Hartford Capital Appreciation HLS Fund	Hartford International Growth HLS Fund
Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund
Hartford Dividend and Growth HLS Fund	Hartford International Small Company HLS Fund
Hartford Equity Income HLS Fund	Hartford MidCap HLS Fund
Hartford Fundamental Growth HLS Fund	Hartford MidCap Value HLS Fund
Hartford Global Advisers HLS Fund	Hartford Money Market HLS Fund
Hartford Global Equity HLS Fund	Hartford Small Company HLS Fund
Hartford Global Growth HLS Fund	Hartford Stock HLS Fund
Hartford Global Health HLS Fund	Hartford Total Return Bond HLS Fund
Hartford Growth HLS Fund	Hartford Value HLS Fund
Hartford High Yield HLS Fund

SPECIAL SHAREHOLDER MEETING—PROPOSED AMENDMENTS TO INVESTMENT MANAGEMENT AGREEMENT AND ELECTION OF TWO DIRECTORS

At a meeting held on November 4-5, 2009, the Board of Directors of the funds listed above (each a “Fund” and collectively the “Funds”) approved a proposal to amend the Investment Management Agreement for each of the Funds to combine the administrative services for each Fund with the management services for each Fund under a single agreement.  The proposed amendments to the Investment Management Agreement reflect: (i) the services provided under the existing Investment Management Agreement and the services provided under the existing Administrative Services Agreement; and (ii) a new management fee equal to the total of the current management fee and the current administrative services fee.

The proposed amendments to the Investment Management Agreement, if approved by shareholders, will not result in an increase in the overall fees to shareholders. If approved, the amendments to the Investment Management Agreement are intended to become effective on March 1, 2010.

The Board of Directors of the Funds has called for a Special Meeting of Shareholders of the Funds (the “Special Meeting”) to be held on February 12, 2010, for the purpose of seeking the approval of the proposed amendments to the Investment Management Agreement described above.

Additionally, shareholders will be asked at the Special Meeting to consider the election of Lemma W. Senbet and John C. Walters as Directors of Hartford Series Fund, Inc. Messrs. Senbet and Walters, each of whom currently serves as a Director, are the only members of the Board who have not previously been elected by shareholders, each having joined the Board subsequent to the last shareholder meeting at which Directors were elected in 2005.

A proxy statement containing detailed information concerning the proposals described above is anticipated to be mailed to shareholders on or about December 28, 2009, and may also be obtained at that time by contacting the Hartford HLS Funds c/o Individual Annuity Services at P.O. Box 5085, Hartford, CT 06102-5085.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

SUPPLEMENT

DATED DECEMBER 24, 2009

TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

American Funds Asset Allocation HLS Fund	American Funds Global Small Capitalization HLS Fund
American Funds Blue Chip Income and Growth HLS Fund	American Funds Growth HLS Fund
American Funds Bond HLS Fund	American Funds Growth-Income HLS Fund
American Funds Global Bond HLS Fund	American Funds International HLS Fund
American Funds Global Growth HLS Fund	American Funds New World HLS Fund
American Funds Global Growth and Income HLS Fund

SPECIAL SHAREHOLDER MEETING — ELECTION OF TWO DIRECTORS

The Board of Directors of the funds listed above (each a “Fund” and collectively the “Funds”) has called for a Special Meeting of Shareholders of the Funds (the “Special Meeting”) to be held on February 12, 2010.

Shareholders will be asked at the Special Meeting to consider the election of Lemma W. Senbet and John C. Walters as Directors of Hartford Series Fund, Inc. Messrs. Senbet and Walters, each of whom currently serves as a Director, are the only members of the Board who have not previously been elected by shareholders, each having joined the Board subsequent to the last shareholder meeting at which Directors were elected in 2005.

A proxy statement containing detailed information concerning the proposal described above is anticipated to be mailed to shareholders on or about December 28, 2009, and may also be obtained at that time by contacting the Hartford HLS Funds c/o Individual Annuity Services at P.O. Box 5085, Hartford, CT 06102-5085.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE